Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov 30, 2011
Registrant Name	dei_EntityRegistrantName	ADVISORS INNER CIRCLE FUND
Central Index Key	dei_EntityCentralIndexKey	0000878719
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 30, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov 30, 2011
Cambiar Global Select Fund (Prospectus Summary) | Cambiar Global Select Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CAMGX

Cambiar Global Select Fund (Prospectus Summary) | Cambiar Global Select Fund
CAMBIAR GLOBAL SELECT FUND
FUND INVESTMENT OBJECTIVE
The Cambiar Global Select Fund (the "Fund") seeks long-term capital appreciation.

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold

Investor Class Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees	Cambiar Global Select Fund Investor Class Shares
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 90 days)	2.00%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		Cambiar Global Select Fund Investor Class Shares
Management Fees		1.00%
Shareholder Service Fees		0.25%
Other Expenses	[1]	5.29%
Total Annual Fund Operating Expenses		6.54%
Less Fee Reductions and/or Expense Reimbursements		(5.24%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[2]	1.30%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Cambiar Investors LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.30% of the Fund's Investor Class Shares' average daily net assets until September 1, 2013. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on September 1, 2013.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The

Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the fee table) remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Cambiar Global Select Fund Investor Class Shares	132	1,109

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies located throughout the world.  The equity securities in which the Fund generally invests are common stocks and American

Depositary Receipts ("ADRs"). The Fund may invest in securities of companies of any market capitalization and expects, under normal market conditions, to invest at least 40% of its assets in non-U.S. companies. The Adviser considers a company to be a "non-U.S. company" if: (i) 50% of the company's assets are located outside of the United States; or (ii) 50% of the company's revenues are generated outside of the United States; or (iii) the company is domiciled or doing a substantial amount of business outside of the United States. The majority of these companies operate in "established" markets; however, when opportunities warrant, the Adviser may invest up to 25% of its assets in securities of companies in "emerging market" countries. An "emerging market"

country is any country determined by the Adviser to have an emerging market economy, considering factors such as the country's credit rating, its political and economic stability and the development of its financial and capital markets. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products than more developed countries. In many circumstances, the Fund purchases ADRs of foreign companies on U.S. exchanges, rather than foreign shares on foreign exchanges, to facilitate greater liquidity and lower custodial expenses.

Cambiar Investors LLC's ("Cambiar" or the "Adviser") investment professionals work as a team to develop investment ideas by analyzing company and industry statements, monitoring Wall Street and other research sources and interviewing company management.  The Adviser also evaluates economic conditions and fiscal and monetary policies. The Adviser's approach focuses first on individual stocks and then on industries or sectors. The Adviser does not attempt to time the market. The Adviser tries to select quality companies:

         o  Possessing above-average financial characteristics;

         o  Having seasoned management;

         o  Enjoying product or market advantages;

         o  Whose stock is selling at a low relative historical valuation based on ratios such as price-to-earnings, price-to-book,

            price-to-sales and price-to-cash flow;

         o  Experiencing positive developments not yet recognized by the markets, such as positive changes in management, improved

            margins, corporate restructuring or new products; and/or

         o  Possessing significant appreciation potential within 12 to 18 months.

The Adviser may sell a stock because:

         o  It realizes positive developments and achieves its target price;

         o  It experiences exaggerated price moves relative to actual developments;

         o  It becomes overweighted in the portfolio; or

         o  It experiences a change in or deteriorating fundamentals.

PRINCIPAL RISKS OF INVESTING IN THE FUND
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically,

the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility,

which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that the mid- and small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. The mid- and small-capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-and small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources,

and may depend upon a relatively small management group. Therefore, mid- and small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

When the Fund invests in foreign securities, it will be subject to risks not typically associated with domestic securities.  Although ADRs and European

Depositary Receipts ("EDRs") are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United

States.  Adverse political and economic developments or changes in the value of foreign currency can make it difficult for the Fund to sell its securities and could reduce the value of your shares.  Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions.

Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in

non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls,

forced mergers,expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Fund investments in foreign currencies and securities denominated in foreign currencies are subject to currency risk. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Additionally, the value of a Fund's assets measured in U.S. dollars may be affected by exchange control regulations.  The Fund will generally incur transaction costs in connection with conversions between various currencies which will negatively impact performance.

The Fund pursues a "value style" of investing.  Value investing focuses on companies whose stock appears undervalued in light of factors such as the company's earnings, book value, revenues or cash flow.  If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

PERFORMANCE INFORMATION
The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the

Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Nov 30, 2011
Cambiar Global Select Fund (Prospectus Summary) | Cambiar Global Select Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	CAMBIAR GLOBAL SELECT FUND
Investment Objective, Heading	rr_ObjectiveHeading	FUND INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Cambiar Global Select Fund (the "Fund") seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Investor Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the fee table) remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies located throughout the world.  The equity securities in which the Fund generally invests are common stocks and American
Depositary Receipts ("ADRs"). The Fund may invest in securities of companies of any market capitalization and expects, under normal market conditions, to invest at least 40% of its assets in non-U.S. companies. The Adviser considers a company to be a "non-U.S. company" if: (i) 50% of the company's assets are located outside of the United States; or (ii) 50% of the company's revenues are generated outside of the United States; or (iii) the company is domiciled or doing a substantial amount of business outside of the United States. The majority of these companies operate in "established" markets; however, when opportunities warrant, the Adviser may invest up to 25% of its assets in securities of companies in "emerging market" countries. An "emerging market"
country is any country determined by the Adviser to have an emerging market economy, considering factors such as the country's credit rating, its political and economic stability and the development of its financial and capital markets. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products than more developed countries. In many circumstances, the Fund purchases ADRs of foreign companies on U.S. exchanges, rather than foreign shares on foreign exchanges, to facilitate greater liquidity and lower custodial expenses.

Cambiar Investors LLC's ("Cambiar" or the "Adviser") investment professionals work as a team to develop investment ideas by analyzing company and industry statements, monitoring Wall Street and other research sources and interviewing company management.  The Adviser also evaluates economic conditions and fiscal and monetary policies. The Adviser's approach focuses first on individual stocks and then on industries or sectors. The Adviser does not attempt to time the market. The Adviser tries to select quality companies:

         o  Possessing above-average financial characteristics;

         o  Having seasoned management;

         o  Enjoying product or market advantages;

         o  Whose stock is selling at a low relative historical valuation based on ratios such as price-to-earnings, price-to-book,
            price-to-sales and price-to-cash flow;

         o  Experiencing positive developments not yet recognized by the markets, such as positive changes in management, improved
            margins, corporate restructuring or new products; and/or

         o  Possessing significant appreciation potential within 12 to 18 months.

The Adviser may sell a stock because:

         o  It realizes positive developments and achieves its target price;

         o  It experiences exaggerated price moves relative to actual developments;

         o  It becomes overweighted in the portfolio; or

         o  It experiences a change in or deteriorating fundamentals.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that the mid- and small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. The mid- and small-capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-and small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid- and small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

When the Fund invests in foreign securities, it will be subject to risks not typically associated with domestic securities.  Although ADRs and European
Depositary Receipts ("EDRs") are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United
States.  Adverse political and economic developments or changes in the value of foreign currency can make it difficult for the Fund to sell its securities and could reduce the value of your shares.  Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions.

Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in
non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers,expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Fund investments in foreign currencies and securities denominated in foreign currencies are subject to currency risk. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Additionally, the value of a Fund's assets measured in U.S. dollars may be affected by exchange control regulations.  The Fund will generally incur transaction costs in connection with conversions between various currencies which will negatively impact performance.

The Fund pursues a "value style" of investing.  Value investing focuses on companies whose stock appears undervalued in light of factors such as the company's earnings, book value, revenues or cash flow.  If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the
Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.
Cambiar Global Select Fund (Prospectus Summary) | Cambiar Global Select Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-09-01
Cambiar Global Select Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 90 days)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	5.29%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.54%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(5.24%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.30%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	132
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,109

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Cambiar Investors LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.30% of the Fund's Investor Class Shares' average daily net assets until September 1, 2013. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on September 1, 2013.